DISCONTINUED OPERATIONS (Tables)	6 Months Ended
Jun. 30, 2026
Discontinued Operations and Disposal Groups [Abstract]
SCHEDULE OF DISCONTINUED OPERATIONS OF INCOME STATEMENT

The results of discontinued operations for the period from January 1, 2026 through March 20, 2026 and the six months ended June 30, 2025 consisted of:

	For the Period Ended	For the Six Months Ended
	March 20, 2026	June 30, 2025
	US$’000	US$’000
	(Unaudited)	(Unaudited)
Revenues	$432	$599
Less: Cost of revenues	(420)	(7,760)
Gross profit (loss)	12	(7,161)
Total operating expenses	1,992	59,065
Loss from discontinued operations	(1,980)	(66,226)
Total other (loss) income, net	(3,631)	6,834
Loss from discontinued operations before income taxes	(5,611)	(59,392)
Income tax expenses from operations	-	-
Net loss from discontinued operations	$(5,611)	$(59,392)

SCHEDULE OF ASSETS AND LIABILITIES OF DISCONTINUED OPERATIONS

Assets and liabilities of discontinued operations as of March 20, 2026 and December 31, 2025 consisted of:

	March 20, 2026	December 31, 2025
	US$’000	US$’000
	(Unaudited)
Cash and cash equivalents	$566	$799
Restricted cash	141	139
Accounts and notes receivable, net	1,030	584
Accounts and notes receivable from related parties, net	92	92
Inventory, net	4,437	4,713
Amounts due from related parties	30,853	32,087
Other current assets	49,789	49,511
Other current assets from related parties	35	34
Current assets held for sale	35,365	34,821
Property, plant and equipment, net	122,730	120,843
Intangible assets, net	131,340	129,323
Land-use-right, net	79,587	78,365
Long-term investments	3,537	3,483
Goodwill	2,779	2,736
Other assets	3,300	3,249
Total assets of discontinued operations	465,581	460,779

Accounts and notes payable	18,907	18,661
Accounts and notes payable to related parties	46,011	45,304
Loans attributable to related parties	281,627	277,302
Contract liabilities	2,575	2,473
Contract liabilities to related parties	936	922
Long-term payables, current	100,875	99,326
Accruals and other current liabilities	86,138	83,835
Accruals and other current liabilities to related parties	118,912	113,081
Accrued post-employment and termination benefits	63,574	64,366
Other liabilities	3,929	3,832
Total liabilities of discontinued operations	723,484	709,102

Total net assets	$(257,903)	$(248,323)

Reconciliation to gain on disposal:
Total cash consideration received	$-
Noncontrolling interest derecognized on deconsolidation	3,777
Accumulated other comprehensive income reclassified on disposal	(2,852)
Less: Total net assets of the disposed group	(257,903)
Gain on sale of discontinued operations, net of income tax	$258,828

SCHEDULE OF CASH FLOW ATTRIBUTABLE TO DISCONTINUED OPERATIONS

Net cash flows attributable to discontinued operations were as follows:

	For the Period Ended	For the Six Months Ended
	March 20, 2026	June 30, 2025
	US$’000	US$’000
	(Unaudited)	(Unaudited)
Net cash provided by operating activities	$3,679	$3,300
Net cash used in investing activities	(707)	(261)
Net cash used in financing activities	-	(1,789)
Net increase in cash and cash equivalents	$2,972	$1,250